Summary of Significant Accounting Policies, Recent Accounting Pronouncements (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Recent Accounting Pronouncements [Abstract]
Operating lease right-of-use assets	$ 1,979	$ 0
Operating lease liabilities	2,155
ASU 2016-02 [Member]
Recent Accounting Pronouncements [Abstract]
Operating lease right-of-use assets	2,000
Operating lease liabilities	$ 2,000